Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings (loss) per share
Summary of reconciliation between the number of basic and fully diluted shares outstanding

	2020	2019
Weighted daily average of Common shares	148,315,445	137,382,323
Dilutive effect of stock options	5,375,592	—
Dilutive effect of warrants	4,611,720	—
Weighted average number of diluted shares	158,302,757	137,382,323
Number of anti-diluted stock options, warrants, compensation options, convertible debentures and convertible loans excluded from fully diluted earnings per share calculation	4,664,396	31,737,530